UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Hedged Equity Fund

Investor Class (PHEFX)

This semi-annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,080,393
Number of Portfolio Holdings	352
Table Summary

Portfolio Turnover Rate	29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	35.1%
Financials	11.4
Health Care	9.0
Communication Services	8.7
Consumer Discretionary	8.2
Industrials & Business Services	7.8
Consumer Staples	4.6
Energy	2.8
Utilities	2.4
Other	10.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.3%
Apple	5.5
Alphabet	5.1
Microsoft	3.8
Amazon.com	3.1
Broadcom	2.3
Micron Technology	1.8
Meta Platforms	1.7
Advanced Micro Devices	1.5
Tesla	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1544-053 8/26

Hedged Equity Fund

Investor Class (PHEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Hedged Equity Fund

I Class (PHEIX)

This semi-annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - I Class	$25	0.49%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,080,393
Number of Portfolio Holdings	352
Table Summary

Portfolio Turnover Rate	29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	35.1%
Financials	11.4
Health Care	9.0
Communication Services	8.7
Consumer Discretionary	8.2
Industrials & Business Services	7.8
Consumer Staples	4.6
Energy	2.8
Utilities	2.4
Other	10.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.3%
Apple	5.5
Alphabet	5.1
Microsoft	3.8
Amazon.com	3.1
Broadcom	2.3
Micron Technology	1.8
Meta Platforms	1.7
Advanced Micro Devices	1.5
Tesla	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1545-053 8/26

Hedged Equity Fund

I Class (PHEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Hedged Equity Fund

Z Class (PZHEX)

This semi-annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,080,393
Number of Portfolio Holdings	352
Table Summary

Portfolio Turnover Rate	29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	35.1%
Financials	11.4
Health Care	9.0
Communication Services	8.7
Consumer Discretionary	8.2
Industrials & Business Services	7.8
Consumer Staples	4.6
Energy	2.8
Utilities	2.4
Other	10.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.3%
Apple	5.5
Alphabet	5.1
Microsoft	3.8
Amazon.com	3.1
Broadcom	2.3
Micron Technology	1.8
Meta Platforms	1.7
Advanced Micro Devices	1.5
Tesla	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1546-053 8/26

Hedged Equity Fund

Z Class (PZHEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PHEFX Hedged Equity Fund
PHEIX Hedged Equity Fund–
.
I Class
PZHEX Hedged Equity Fund–
.
Z Class

T. ROWE PRICE Hedged Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
7/5/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 12.98 $ 12.36 $ 10.67 $ 10.00
Investment activities
Net investment income
(2)(3)
0.04 0.08 0.10 0.06
Net realized and unrealized gain/loss 0.82 1.30 1.94 0.67
Total from investment activities 0.86 1.38 2.04 0.73
Distributions
Net investment income — (0.11) (0.15) (0.05)
Net realized gain — (0.65) (0.20) (0.01)
Total distributions — (0.76) (0.35) (0.06)
NET ASSET VALUE
End of period $ 13.84 $ 12.98 $ 12.36 $ 10.67
Ratios/Supplemental Data
Total return
(3)(4)
6.63% 11.17% 19.01% 7.24%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.83%
(5)
0.90% 0.99% 1.35%
(5)
Net expenses after waivers/payments by
Price Associates 0.75%
(5)
0.75% 0.75% 0.82%
(5)
Net investment income 0.55%
(5)
0.66% 0.84% 1.21%
(5)
Portfolio turnover rate 29.3% 54.5% 40.7% 16.1%
Net assets, end of period (in thousands) $7,574 $7,038 $3,889 $353
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
7/5/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 13.04 $ 12.40 $ 10.68 $ 10.00
Investment activities
Net investment income
(2)(3)
0.05 0.12 0.14 0.08
Net realized and unrealized gain/loss 0.83 1.30 1.95 0.66
Total from investment activities 0.88 1.42 2.09 0.74
Distributions
Net investment income — (0.13) (0.17) (0.05)
Net realized gain — (0.65) (0.20) (0.01)
Total distributions — (0.78) (0.37) (0.06)
NET ASSET VALUE
End of period $ 13.92 $ 13.04 $ 12.40 $ 10.68
Ratios/Supplemental Data
Total return
(3)(4)
6.75% 11.40% 19.42% 7.37%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.50%
(5)
0.49% 0.47% 0.53%
(5)
Net expenses after waivers/payments by
Price Associates 0.49%
(5)
0.49% 0.47% 0.53%
(5)
Net investment income 0.80%
(5)
0.91% 1.11% 1.54%
(5)
Portfolio turnover rate 29.3% 54.5% 40.7% 16.1%
Net assets, end of period (in millions) $421 $408 $456 $113
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
7/5/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 13.11 $ 12.46 $ 10.71 $ 10.00
Investment activities
Net investment income
(2)(3)
0.09 0.18 0.19 0.10
Net realized and unrealized gain/loss 0.83 1.31 1.96 0.68
Total from investment activities 0.92 1.49 2.15 0.78
Distributions
Net investment income — (0.19) (0.20) (0.06)
Net realized gain — (0.65) (0.20) (0.01)
Total distributions — (0.84) (0.40) (0.07)
NET ASSET VALUE
End of period $ 14.03 $ 13.11 $ 12.46 $ 10.71
Ratios/Supplemental Data
Total return
(3)(4)
7.02% 11.95% 19.92% 7.81%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.46%
(5)
0.46% 0.46% 0.53%
(5)
Net expenses after waivers/payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 1.30%
(5)
1.40% 1.60% 2.05%
(5)
Portfolio turnover rate 29.3% 54.5% 40.7% 16.1%
Net assets, end of period (in millions) $3,652 $3,448 $3,333 $3,071
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS
 93.0%
COMMUNICATION SERVICES  8.7%
Diversified Telecommunication Services  0.1%
AT&T  88,464 1,831
Verizon Communications  105,166 4,453
6,284
Entertainment  1.0%
Electronic Arts  9,771 2,003
Live Nation Entertainment (1) 14,000 2,563
Netflix (1) 326,650 23,323
Spotify Technology (1) 3,554 1,632
TKO Group Holdings  28,343 5,706
Walt Disney  42,597 4,100
39,327
Interactive Media & Services  6.8%
Alphabet, Class A  247,315 88,383
Alphabet, Class C  335,638 118,591
Meta Platforms, Class A  124,063 69,883
276,857
Wireless Telecommunication Services  0.8%
T-Mobile U.S.  190,139 31,892
31,892
Total Communication Services 354,360
CONSUMER DISCRETIONARY  8.2%
Automobiles  1.6%
General Motors  62,863 4,846
Tesla (1) 143,355 60,295
65,141
Broadline Retail  3.1%
Amazon.com (1) 524,081 124,909
124,909
Hotels, Restaurants & Leisure  1.5%
Airbnb, Class A (1) 9,300 1,331
Booking Holdings  56,719 10,110
Chipotle Mexican Grill (1) 137,047 4,660
DoorDash , Class A (1) 12,836 2,369
Hilton Worldwide Holdings  22,539 7,448
Las Vegas Sands  32,435 1,498
McDonald's  69,427 18,767

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Caribbean Cruises  10,419 3,308
Starbucks  34,700 3,546
Viking Holdings (1) 26,000 2,721
Yum! Brands  28,700 4,588
60,346
Household Durables  0.1%
Toll Brothers  31,500 5,190
5,190
Specialty Retail  1.9%
AutoZone (1) 3,537 11,304
Carvana (1) 71,261 4,690
Home Depot  58,814 20,743
Lowe's  23,763 5,239
O'Reilly Automotive (1) 125,676 11,573
Ross Stores  21,873 4,656
TJX  106,975 16,207
Tractor Supply  32,900 1,040
Ulta Beauty (1) 4,845 2,185
77,637
Total Consumer Discretionary 333,223
CONSUMER STAPLES  4.6%
Beverages  1.1%
Coca-Cola  314,431 25,554
Keurig Dr Pepper  232,909 7,623
Monster Beverage (1) 38,389 3,690
PepsiCo  62,230 8,426
45,293
Consumer Staples Distribution & Retail  1.3%
Costco Wholesale  23,896 22,354
Sysco  3,700 309
Target  6,400 836
Walmart  248,313 28,124
51,623
Food Products  0.2%
McCormick  21,600 1,089
Mondelez International, Class A  94,412 5,461
6,550
Household Products  1.1%
Colgate-Palmolive  160,904 14,752

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  197,578 28,973
43,725
Personal Care Products  0.2%
Estee Lauder, Class A  46,286 3,654
Unilever, ADR  73,731 4,433
8,087
Tobacco  0.7%
Altria Group  69,179 4,978
Philip Morris International  129,364 23,403
28,381
Total Consumer Staples 183,659
ENERGY  2.8%
Energy Equipment & Services  0.2%
Baker Hughes  60,230 3,343
SLB  111,892 5,202
8,545
Oil, Gas & Consumable Fuels  2.6%
Chevron  113,575 18,826
ConocoPhillips  107,617 11,188
Diamondback Energy  24,736 4,348
EOG Resources  53,374 6,924
EQT  70,693 3,759
Exxon Mobil  246,935 33,761
Kinder Morgan  20,800 665
Marathon Petroleum  16,700 4,270
Phillips 66  17,121 2,894
Targa Resources  22,459 6,022
Valero Energy  16,024 4,173
Williams  147,319 10,952
107,782
Total Energy 116,327
FINANCIALS  11.4%
Banks  2.9%
Bank of America  396,966 22,619
Citigroup  134,881 18,878
Fifth Third Bancorp  73,316 4,133
Huntington Bancshares  222,317 3,942
JPMorgan Chase  130,985 42,875
KeyCorp  120,520 2,778
Popular  9,213 1,513

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bancorp  171,051 10,331
Wells Fargo  90,811 7,505
Western Alliance Bancorp  23,164 1,904
116,478
Capital Markets  2.6%
Ares Management, Class A  27,976 3,114
Bank of New York Mellon  58,879 8,515
Blackrock  7,813 7,513
Blackstone  10,236 1,205
Cboe Global Markets  14,090 3,419
Charles Schwab  116,990 10,795
CME Group  13,770 3,041
Goldman Sachs Group  12,035 12,172
Interactive Brokers Group, Class A  19,100 1,662
Intercontinental Exchange  53,683 6,609
Invesco  54,200 1,430
KKR  59,317 5,444
LPL Financial Holdings  5,300 1,493
Moody's  10,894 4,934
Morgan Stanley  75,216 15,723
MSCI  4,400 2,464
Robinhood Markets, Class A (1) 30,447 3,053
S&P Global  15,252 6,212
TPG  58,133 2,357
Tradeweb Markets, Class A  59,585 5,938
107,093
Consumer Finance  0.4%
American Express  18,047 6,105
Capital One Financial  44,364 8,900
15,005
Financial Services  3.2%
Apollo Global Management  17,802 2,106
Berkshire Hathaway, Class B (1) 62,185 31,117
Block (1) 135,550 10,302
Corpay  (1) 13,910 4,636
Equitable Holdings  98,106 4,305
Fiserv (1) 34,282 1,681
Global Payments  13,212 959
Mastercard, Class A  85,494 43,910
Visa, Class A  86,400 29,643
Voya Financial  32,935 2,981
131,640

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.3%
Allstate  62,492 14,869
American International Group  64,066 4,775
Aon, Class A  31,445 10,430
Arthur J Gallagher  3,300 758
Axis Capital Holdings  26,566 2,854
Chubb  68,993 23,509
Marsh & McLennan  98,589 16,432
MetLife  83,991 7,106
Progressive  24,522 5,357
Travelers  3,836 1,266
Willis Towers Watson  23,200 6,064
93,420
Total Financials 463,636
HEALTH CARE  9.0%
Biotechnology  1.9%
AbbVie  86,112 21,669
Amgen  25,436 9,211
Biogen (1) 5,300 1,145
Gilead Sciences  140,550 17,757
Moderna (1) 76,100 5,329
Natera  (1) 18,972 5,150
Regeneron Pharmaceuticals  6,052 3,774
United Therapeutics (1) 4,614 2,500
Vertex Pharmaceuticals (1) 19,748 9,810
76,345
Health Care Equipment & Supplies  1.0%
Abbott Laboratories  99,372 9,017
Becton Dickinson & Company  4,600 696
Boston Scientific (1) 125,993 5,377
Dexcom (1) 9,200 620
Edwards Lifesciences (1) 22,696 2,053
GE HealthCare Technologies  11,000 704
IDEXX Laboratories (1) 1,800 948
Intuitive Surgical (1) 20,440 8,129
Medtronic  56,046 4,384
ResMed  12,890 2,512
Stryker  20,324 6,399
40,839
Health Care Providers & Services  2.2%
BrightSpring Health Services (1) 30,621 2,136

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cardinal Health  28,186 6,696
Cencora 47,958 13,571
Centene (1) 31,945 2,051
CVS Health  99,005 10,242
Elevance Health  19,503 7,542
Encompass Health  18,508 1,871
Guardant Health (1) 31,525 4,730
Humana  1,700 675
McKesson  12,032 9,091
Quest Diagnostics  1,530 324
Tenet Healthcare (1) 18,091 3,384
UnitedHealth Group  65,664 27,292
89,605
Health Care Technology  0.0%
Veeva Systems, Class A (1) 8,500 1,508
1,508
Life Sciences Tools & Services  0.6%
Agilent Technologies  7,600 1,010
Charles River Laboratories International (1) 14,800 3,356
Danaher  28,542 5,437
IQVIA Holdings (1) 1,287 249
Thermo Fisher Scientific  18,372 9,211
Waters (1) 4,912 1,842
West Pharmaceutical Services  6,176 2,217
23,322
Pharmaceuticals  3.3%
Bristol-Myers Squibb  160,003 9,219
Chugai Pharmaceutical, ADR  113,722 2,625
Eli Lilly  44,943 53,906
Johnson & Johnson  148,416 37,693
Merck  172,380 22,151
Pfizer  167,507 4,034
Viatris 260,562 4,138
Zoetis  8,700 625
134,391
Total Health Care 366,010
INDUSTRIALS & BUSINESS SERVICES  7.8%
Aerospace & Defense  1.9%
Axon Enterprise (1) 7,538 4,226
Boeing (1) 55,340 11,979
General Electric  66,012 24,671

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honeywell Aerospace (1) 5,503 1,216
Howmet Aerospace  30,048 8,079
L3Harris Technologies  11,675 3,393
Lockheed Martin  2,956 1,506
Northrop Grumman  19,951 10,161
RTX  42,792 8,119
TransDigm Group  2,351 3,132
76,482
Air Freight & Logistics  0.0%
CH Robinson Worldwide  5,500 1,036
1,036
Building Products  0.4%
Carrier Global  56,284 4,128
Johnson Controls International  36,020 5,263
Madison Air Solutions, Class A (1) 22,550 879
Trane Technologies  9,780 4,804
15,074
Commercial Services & Supplies  0.6%
Cintas  22,037 3,748
Republic Services  20,379 4,342
Waste Connections  44,486 7,415
Waste Management  36,914 8,228
23,733
Construction & Engineering  0.1%
API Group (1) 33,855 1,434
Comfort Systems USA  1,100 2,180
3,614
Electrical Equipment  1.2%
AMETEK  5,739 1,388
Eaton  26,781 11,412
Emerson Electric  39,557 5,663
GE Vernova 8,363 9,825
Innio  (1) 53,736 2,125
Nextpower , Class A (1) 13,200 1,573
Vertiv Holdings, Class A  33,889 11,347
Vicor  (1) 9,900 3,760
47,093
Ground Transportation  0.8%
Canadian National Railway  35,984 4,291
CSX  210,073 9,985
Fedex Freight Holding (1) 3,955 597

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  35,301 7,646
Saia (1) 15,370 6,473
Uber Technologies (1) 43,708 3,154
32,146
Industrial Conglomerates  0.1%
Honeywell International  13,103 2,934
2,934
Machinery  2.1%
Caterpillar  27,590 29,381
Deere  20,090 12,744
Dover  10,165 2,280
Esab 32,521 3,207
Fortive 107,934 6,594
Ingersoll Rand  49,925 4,093
Middleby  (1) 21,589 3,713
PACCAR  72,784 8,743
Parker-Hannifin  12,748 12,469
Stanley Black & Decker  19,543 1,839
Xylem  7,900 934
85,997
Passenger Airlines  0.1%
United Airlines Holdings (1) 36,903 5,018
5,018
Professional Services  0.3%
Automatic Data Processing  10,129 2,268
Booz Allen Hamilton Holding  23,529 1,428
Equifax  12,911 2,049
SS&C Technologies Holdings  30,901 1,917
Verisk Analytics  27,527 4,942
12,604
Trading Companies & Distributors  0.2%
SiteOne Landscape Supply (1) 12,683 1,451
W.W. Grainger  3,845 5,231
6,682
Total Industrials & Business Services 312,413
INFORMATION TECHNOLOGY  35.1%
Communications Equipment  1.9%
Arista Networks (1) 79,036 13,427
Ciena  (1) 6,575 3,225
Cisco Systems  347,588 40,828

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
F5 (1) 13,701 5,699
Lumentum Holdings (1) 1,094 939
Motorola Solutions  32,995 13,702
Viavi Solutions (1) 32,300 1,542
79,362
Electronic Equip, Instr & Cmpts  0.3%
Coherent (1) 15,100 5,956
Flex (1) 31,400 5,089
11,045
Electronic Equipment, Instruments & Components  2.0%
Amphenol, Class A  148,356 26,158
Corning  70,022 17,885
Jabil  12,470 4,807
Keysight Technologies (1) 18,999 6,651
TE Connectivity  55,632 11,216
Teledyne Technologies (1) 24,720 16,486
83,203
IT Services  0.3%
Accenture, Class A  12,965 1,613
Cognizant Technology Solutions, Class A  39,015 1,511
International Business Machines  13,633 3,834
Shopify, Class A (1) 18,100 2,067
VeriSign  8,748 2,200
11,225
Semiconductors & Semiconductor Equipment  17.2%
Advanced Micro Devices (1) 106,494 61,863
Analog Devices  25,852 10,268
Applied Materials  53,307 38,541
Astera Labs (1) 16,300 7,873
Broadcom  247,895 93,642
Credo Technology Group Holding (1) 26,300 7,152
Entegris 10,700 1,924
GLOBALFOUNDRIES  77,300 6,370
Intel (1) 318,284 44,442
KLA  71,510 21,575
Lam Research  53,062 22,993
Marvell Technology  67,125 19,996
Micron Technology  63,916 73,778
Monolithic Power Systems  3,542 4,896
NVIDIA  1,292,492 258,615
ON Semiconductor (1) 6,600 624

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Qnity Electronics  16,200 2,646
QUALCOMM  17,738 3,278
Teradyne  10,011 4,844
Texas Instruments  39,058 11,642
Tower Semiconductor (1) 11,800 3,076
700,038
Software  6.4%
AppLovin , Class A (1) 25,639 13,210
Autodesk (1) 9,118 1,773
Cadence Design Systems (1) 18,420 6,913
Check Point Software Technologies (1) 7,452 979
Crowdstrike Holdings, Class A (1) 13,600 10,379
Datadog, Class A (1) 14,500 3,775
Descartes Systems Group (1) 43,961 3,044
Fair Isaac (1) 800 956
Fortinet (1) 21,522 3,306
Intuit  10,585 2,763
Microsoft  413,704 154,320
Oracle  94,402 13,835
Palantir Technologies, Class A (1) 2,328 272
Palo Alto Networks (1) 47,872 16,325
PTC (1) 30,531 3,469
Roper Technologies  6,843 2,315
Salesforce  62,950 9,862
ServiceNow (1) 97,594 9,689
Workday, Class A (1) 34,508 4,224
Zoom Communications (1) 20,968 1,810
263,219
Technology Hardware, Storage & Peripherals  7.0%
Apple  777,042 224,845
Dell Technologies, Class C  21,704 9,365
NetApp  10,257 1,587
Sandisk  (1) 10,959 24,918
Seagate Technology Holdings  15,597 15,051
Western Digital  17,210 10,992
286,758
Total Information Technology 1,434,850
MATERIALS  1.7%
Chemicals  0.8%
Albemarle  17,000 2,295
CF Industries Holdings  11,291 1,222

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corteva  34,123 2,890
Linde  35,728 18,541
Mosaic  67,098 1,422
RPM International  4,430 492
Sherwin-Williams  13,794 4,750
31,612
Construction Materials  0.2%
CRH  35,200 3,766
Martin Marietta Materials  6,400 3,691
7,457
Containers & Packaging  0.2%
Ball  38,600 2,409
International Paper  70,934 2,702
Packaging Corp. of America  9,871 2,352
7,463
Metals & Mining  0.5%
Agnico Eagle Mines  15,659 2,429
Franco-Nevada  15,025 3,132
Freeport-McMoRan  94,713 5,956
MP Materials (1)(2) 30,800 1,725
Newmont  37,458 3,499
Steel Dynamics  20,282 4,654
21,395
Paper & Forest Products  0.0%
West Fraser Timber  30,290 2,050
2,050
Total Materials 69,977
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.5%
Welltower, REIT  87,332 19,822
19,822
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  20,509 2,778
Rexford Industrial Realty, REIT  25,862 867
3,645
Office Real Estate Investment Trusts  0.0%
BXP, REIT  22,125 1,467
1,467

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 23,784 3,203
3,203
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  12,584 2,375
Equity LifeStyle Properties, REIT  10,300 664
Essex Property Trust, REIT  8,022 2,339
Sun Communities, REIT  5,747 689
6,067
Retail Real Estate Investment Trusts  0.1%
Simon Property Group, REIT  13,320 2,979
2,979
Retail Reits  0.0%
Federal Realty Investment Trust, REIT  14,500 1,790
1,790
Specialized Real Estate Investment Trusts  0.4%
American Tower, REIT  7,987 1,307
CubeSmart , REIT  18,840 749
Equinix, REIT  8,749 9,120
Public Storage, REIT  16,890 5,376
16,552
Total Real Estate 55,525
UTILITIES  2.4%
Electric Utilities  1.3%
Alliant Energy  92,307 7,042
Constellation Energy  3,142 780
Duke Energy  51,101 6,468
NextEra Energy  135,849 11,924
PG&E  220,383 3,707
Southern  147,457 14,113
Xcel Energy  130,337 10,466
54,500
Gas Utilities  0.1%
Atmos Energy  30,879 5,320
5,320
Independent Power & Renewable Electricity
Producers  0.1%
Vistra 36,859 5,847
5,847

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities  0.9%
Ameren  61,234 6,922
CMS Energy  87,343 6,681
Consolidated Edison  99,728 11,033
Dominion Energy  51,000 3,483
DTE Energy  21,643 3,298
Sempra  69,788 6,470
WEC Energy Group  6,964 813
38,700
Total Utilities 104,367
Total Common Stocks (Cost $2,423,321) 3,794,347
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)
 0.8%
U.S. Treasury Obligations
 0.8%
U.S. Treasury Notes, 4.625%, 9/15/26 (3) 32,000,000 32,054
32,054
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $32,039) 32,054
SHORT-TERM INVESTMENTS
 6.2%
Money Market Funds  5.6%
T. Rowe Price Government Reserve Fund, 3.69% (4)(5) 229,013,840 229,014
229,014
U.S. Treasury Obligations  0.6%
U.S. Treasury Bills, 3.571%, 7/30/26 (3) 4,500,000 4,487
U.S. Treasury Bills, 3.651%, 7/2/26  520,000 520
U.S. Treasury Bills, 3.654%, 10/22/26 (3) 3,300,000 3,261
U.S. Treasury Bills, 3.657%, 9/10/26 (3) 940,000 933
U.S. Treasury Bills, 3.663%, 9/3/26 (3) 14,740,000 14,645
23,846
Total Short-Term Investments (Cost $252,862) 252,860

T. ROWE PRICE Hedged Equity Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
4/16/27 @
$5,700.00 (1) 203 152,237 1,648
Morgan Stanley
S&P 500 Index,
6/17/27 @
$6,500.00 (1) 184 137,988 3,462
Wells Fargo
S&P 500 Index,
5/21/27 @
$6,400.00 (1) 191 143,238 3,096
Total Options Purchased (Cost $12,907) 8,206
Total Investments in Securities
100.2% of Net Assets
(Cost $2,721,129) $ 4,087,467
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2026.
(3) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,970 S&P 500 E-Mini Index contracts 9/26 (743,503) $ (2,171)
Long, 4,556 U.S. Treasury Notes ten year
contracts 9/26 500,662 4,016
Net payments (receipts) of variation margin to date (7,755)
Variation margin receivable (payable) on open futures contracts $ (5,910)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 4,496++
T. Rowe Price Treasury Reserve Fund, 3.66% — — —
Totals $ —# $ — $ 4,496+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 249,204  ¤  ¤ $ 229,014
T. Rowe Price Treasury
Reserve Fund, 3.66% 3,712  ¤  ¤ —
Total $ 229,014^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,496 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $229,014.

T. ROWE PRICE Hedged Equity Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
tr
Assets
Investments in securities, at value (cost $2,721,129) $ 4,087,467
Receivable for investment securities sold 17,756
Dividends and interest receivable 2,144
Due from affiliates 1,336
Cash deposits on futures contracts 1,134
Receivable for shares sold 433
Cash 105
Foreign currency (cost $20) 20
Other assets 50
Total assets 4,110,445
Liabilities
Payable for investment securities purchased 18,596
Variation margin payable on futures contracts 5,910
Payable for shares redeemed 3,920
Investment management fees payable 1,479
Payable to directors 2
Other liabilities 145
Total liabilities 30,052
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 4,080,393
Net Assets Consist of:
Total distributable earnings (loss) $ 1,160,025
Paid-in capital applicable to 291,056,664 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 2,920,368
NET ASSETS $ 4,080,393
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,574; Shares outstanding: 547,196) $ 13.84
I Class
(Net assets: $420,524; Shares outstanding: 30,206,607) $ 13.92
Z Class
(Net assets: $3,652,295; Shares outstanding:
260,302,861) $ 14.03

T. ROWE PRICE Hedged Equity Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $27) $ 24,452
.
  Interest 1,028
Securities lending 3
Other 5
Total income 25,488
Expenses
Investment management 8,710
Shareholder servicing
Investor Class $ 12
I Class 85 97
Prospectus and shareholder reports
Investor Class 2
I Class 1
Z Class 2 5
Custody and accounting 144
Legal and audit 90
Registration 24
Directors 5
Miscellaneous 23
Waived / paid by Price Associates (8,065)
Total expenses 1,033
Net investment income 24,455

T. ROWE PRICE Hedged Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 83,122
Futures (83,970)
Foreign currency transactions (1)
Net realized loss (849)
Change in net unrealized gain / loss
Securities 241,993
Futures 6,052
Change in net unrealized gain / loss 248,045
Net realized and unrealized gain / loss 247,196
INCREASE IN NET ASSETS FROM OPERATIONS $ 271,651

T. ROWE PRICE Hedged Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 24,455 $ 51,132
Net realized gain (loss) (849) 80,083
Change in net unrealized gain / loss 248,045 298,243
Increase in net assets from operations 271,651 429,458
Distributions to shareholders
Net earnings
Investor Class – (394)
I Class – (23,096)
Z Class – (209,045)
Decrease in net assets from distributions – (232,535)
Capital share transactions
*
Shares sold
Investor Class 1,280 6,455
I Class 25,533 59,288
Z Class 328,808 339,899
Distributions reinvested
Investor Class – 377
I Class – 23,096
Z Class – 209,045
Shares redeemed
Investor Class (1,209) (3,937)
I Class (41,171) (151,836)
Z Class (367,898) (609,000)
Decrease in net assets from capital share
transactions (54,657) (126,613)

T. ROWE PRICE Hedged Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 216,994 70,310
Beginning of period 3,863,399 3,793,089
End of period $ 4,080,393 $ 3,863,399
*Share information (000s)
Shares sold
Investor Class 96 508
I Class 1,947 4,622
Z Class 24,485 26,382
Distributions reinvested
Investor Class – 29
I Class – 1,761
Z Class – 15,861
Shares redeemed
Investor Class (91) (310)
I Class (3,064) (11,837)
Z Class (27,207) (46,820)
Decrease in shares outstanding (3,834) (9,804)

T. ROWE PRICE Hedged Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Hedged Equity Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. The fund has three classes of shares: the Hedged Equity Fund
(Investor Class), the Hedged Equity Fund–I Class (I Class) and the Hedged
Equity Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs

T. ROWE PRICE Hedged Equity Fund

are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Hedged Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Hedged Equity Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Hedged Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,794,347 $ — $ — $ 3,794,347
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) — 32,054 — 32,054
Short-Term Investments 229,014 23,846 — 252,860
Options Purchased — 8,206 — 8,206
Total Securities 4,023,361 64,106 — 4,087,467
Futures Contracts* 4,016 — — 4,016
Total $ 4,027,377 $ 64,106 $ — $ 4,091,483
Liabilities
Futures Contracts* $ 2,171 $ — $ — $ 2,171
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Hedged Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 4,016
Equity derivatives Securities^ 8,206
^
,*
Total $ 12,222
^
,*
Liabilities
Equity derivatives Futures $ 2,171
Total $ 2,171
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (17,382) $ (17,382)
Equity derivatives (5,482) (66,588) (72,070)
Total $ (5,482) $ (83,970) $ (89,452)

T. ROWE PRICE Hedged Equity Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 7,669 $ 7,669
Equity derivatives (2,031) (1,617) (3,648)
Total $ (2,031) $ 6,052 $ 4,021
^ Options purchased are reported as securities.

T. ROWE PRICE Hedged Equity Fund

specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30,
2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $8,667,000 cash. As of June 30, 2026, cash of $1,134,000 and securities valued at $53,439,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial

T. ROWE PRICE Hedged Equity Fund

instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 15% and
33% of net assets.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses risk options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;

T. ROWE PRICE Hedged Equity Fund

possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 10% and 12% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $1,639,000; the value of collateral in the form of U.S. government securities was $1,639,000.

T. ROWE PRICE Hedged Equity Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,080,633,000 and
$1,171,159,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,729,014,000. Net unrealized gain aggregated $1,360,298,000 at period-end, of which $1,433,475,000 related to appreciated investments and $73,177,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Hedged Equity Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Hedged Equity Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $30,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $66,000 for
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.75% 0.05% 0.00%
Expense limitation date 02/28/29 02/28/29 N/A
(Waived)/repaid during the period ($000s) $(3) $(14) $(8,048)

T. ROWE PRICE Hedged Equity Fund

Price Associates and $11,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $83,000 for shareholder servicing costs related to the college savings plans, of which $3,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 92% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.

T. ROWE PRICE Hedged Equity Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Hedged Equity Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
NOTE 10 - SUBSEQUENT EVENT
Effective July 28, 2026, the fund’s classification changed from nondiversified to diversified.

T. ROWE PRICE Hedged Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Hedged Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
Broadridge compared the fund with peer groups consisting of large-cap core funds.
In comparison to other large-cap core funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe).
In comparison to other large-cap core funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the total expenses ranked in the second quintile (Expense Group) and first quintile (Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

At the request of the Adviser, Broadridge also compared the fund with peer groups consisting of options arbitrage/options strategies funds. In comparison to other options arbitrage/options strategies funds, the information provided to the
Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and (Expense Universe), and the total expenses ranked in the second quintile (Expense Group and Expense
Universe). In comparison to other options arbitrage/options strategies funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the total expenses ranked in the first quintile (Expense Group and
Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1544-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026